Annual Fund Operating Expenses	Feb. 26, 2026
SP Funds S&P Global Technology ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
SP Funds S&P World (ex-US) ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.55%
SP Funds 2030 Target Date Fund - Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.46%	[2]
Expenses (as a percentage of Assets)	1.31%
SP Funds 2030 Target Date Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.46%	[2]
Expenses (as a percentage of Assets)	0.91%
SP Funds 2040 Target Date Fund - Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[3]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.47%	[4]
Expenses (as a percentage of Assets)	1.32%
SP Funds 2040 Target Date Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[3]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.47%	[4]
Expenses (as a percentage of Assets)	0.92%
SP Funds 2050 Target Date Fund - Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5]
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.48%	[6]
Expenses (as a percentage of Assets)	1.33%
SP Funds 2050 Target Date Fund - Institutional Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%	[5]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.48%	[6]
Expenses (as a percentage of Assets)	0.93%

[1]	Under the Investment Advisory Agreement, Fund pays the Adviser an annual unitary management fee. The Adviser is responsible for substantially all of the ordinary operating expenses of each fund share class, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement, and excluding interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses (if any), and litigation expenses and other non-routine or extraordinary expenses.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which reflect only the direct operating expenses incurred by the Fund. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.
[3]	Under the Investment Advisory Agreement, Fund pays the Adviser an annual unitary management fee. The Adviser is responsible for substantially all of the ordinary operating expenses of each fund share class, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement, and excluding interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses (if any), and litigation expenses and other non-routine or extraordinary expenses.
[4]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which reflect only the direct operating expenses incurred by the Fund. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.
[5]	Under the Investment Advisory Agreement, Fund pays the Adviser an annual unitary management fee. The Adviser is responsible for substantially all of the ordinary operating expenses of each fund share class, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement, and excluding interest charges on borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses (if any), and litigation expenses and other non-routine or extraordinary expenses.
[6]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. Please note that Total Annual Fund Operating Expenses in this fee table will not correlate to the Ratio of Expenses to Average Net Assets in the Fund’s Financial Highlights, which reflect only the direct operating expenses incurred by the Fund. Total Annual Fund Operating Expenses also will not correlate to the Ratio of Expenses to Average Net Assets because the Management Fee is based on the Fund’s current contractual arrangement with the Adviser.